RELATED PARTY TRANSACTIONS AND PAYABLES (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Jul. 11, 2018
Related Party Transaction [Line Items]
Accounts payable, related parties	$ 50,000	$ 143,741
Rutherford [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties			$ 50,000
Debt interest rate			10.00%